SECURITY DEPOSIT	12 Months Ended
Dec. 31, 2022
SECURITY DEPOSIT
SECURITY DEPOSIT

5.    SECURITY DEPOSIT

Security Deposit consist of the following:

	December 31,	December 31,
	2022	2021
	US$	US$
Security Deposit which can be lifted within one year	33,909	—
Security Deposit which can be lifted in the second and third years	57,300	—
Total	91,209	—

The security deposits of the Company on the balance sheet for the year ended December 31, 2022 are the frozen funds deposited in the Company's bank account in accordance with the office rental contract, including $33,909 which can be lifted within one year and $57,300 which can be lifted in the second and third years.